Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit
A reconciliation between taxes on income reflected on the Consolidated Statement of Loss and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Loss before tax	(229,616)	(32,487)	(32,355)
Expected tax benefit	66,818	9,454	9,415
Effects
Difference in tax rates	(2,582)	(1,875)	(1,373)
Non-deductible tax-expenses	(599)	(61)	(70)
Government grants exempted from taxes	45	8	853
Permanent Differences	(44,461)	—	—
Non-recognition of deferred taxes on tax losses and temporary differences	(19,221)	(7,526)	(8,825)

Taxes on income	—	—	—

Summary of Deferred Tax Assets
Deferred tax assets consist of the following:

	As of
	December 31, 2020		December 31, 2019
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities

Intangible assets	1,770		2,064
Right-of-use asset		(1,713)		(854)
Deferred revenue	180		358
Other liabilities			607
Lease liability	1,776		886
Deferred expenses	3		14
Recognized	3,729	(1,713)	3,929	(854)
Netting	(1,713)	1,713	(854)	854
Non-recognition due to history of losses	(2,016)		(3,075)

Net tax	—	—	—	—